Financial Assets and Liabilities - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total		R$ 45,659,037	R$ 42,249,460	R$ 29,052,215
Current		4,241,368	4,929,069
Non-current		R$ 41,417,669	37,320,391
Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest		5.32%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest		9.15%
Secured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures		R$ 7,911,356	5,147,093
Secured | BNDES | URTJLP | December-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		URTJLP
Annual interest		7.49%
Maturity		Dec-2029
Loans, borrowings and debentures		R$ 2,598,623	3,321,839
Objective		Investment
Secured | BNDES | URTJLP | March-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		URTJLP
Annual interest		10.34%
Maturity		Mar-2022
Loans, borrowings and debentures			396
Objective		Investment
Secured | BNDES | Fixed | January-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index		Fixed
Annual interest		5.69%
Maturity		Jan-2025
Loans, borrowings and debentures		R$ 461,756	647,435
Objective		Investment
Secured | BNDES | Fixed | January-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index		Fixed
Annual interest		3.50%
Maturity		Jan-2024
Loans, borrowings and debentures		R$ 727	1,077
Objective		Investment
Secured | BNDES | IPCA [member] | November-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA
Annual interest		7.46%
Maturity		Nov-2021
Loans, borrowings and debentures			796
Objective		Investment
Secured | BNDES | IPCA [member] | January-2048
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA
Annual interest		11.08%
Maturity		Jan-2048
Loans, borrowings and debentures		R$ 646,624
Objective		Investment
Secured | BNDES | IPCA + 3.25% | April-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 3.25%
Annual interest		13.60%
Maturity		Apr-2029
Loans, borrowings and debentures		R$ 945,663	807,438
Objective		Investment
Secured | BNDES | IPCA + 4.10% | April-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.10%
Annual interest		14.53%
Maturity		Apr-2029
Loans, borrowings and debentures		R$ 154,843	175,374
Objective		Investment
Secured | Export credit agreement | Euribor + 0.58% | September-2026
Disclosure of detailed information about borrowings [line items]
Interest, Index		Euribor + 0.58%
Annual interest		0.58%
Maturity		Sep-2026
Loans, borrowings and debentures		R$ 95,460	104,108
Objective		Investment
Secured | Export credit agreement | CDI + 1.03% | February-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 1.03%
Annual interest		10.79%
Maturity		Feb-2023
Loans, borrowings and debentures		R$ 86,707
Objective		Investment
Secured | Export credit agreement | CDI + 2.25% | May-2026
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 2.25%
Annual interest		12.28%
Maturity		May-2026
Loans, borrowings and debentures		R$ 60,700
Objective		Investment
Secured | Export credit agreement | CDI + 0.80% | December-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 0.80%
Annual interest		10.02%
Maturity		Dec-2023
Loans, borrowings and debentures		R$ 515,928
Objective		Investment
Secured | Resolution 4,131 | U.S. Dollar | November-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$
Annual interest		0.90%
Maturity		Nov-2022
Loans, borrowings and debentures		R$ 148,932
Objective		Working Capital
Secured | Debentures | CDI + 1.79% | June-2027
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 1.79%
Annual interest		11.10%
Maturity		Jun-2027
Loans, borrowings and debentures		R$ 753,770
Objective		Investment
Secured | Debentures | CDI + 1.30% | October-2027
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 1.30%
Annual interest		10.57%
Maturity		Oct-2027
Loans, borrowings and debentures		R$ 746,725
Objective		Investment
Secured | Debentures | IPCA + 4.77% | June-2031
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.77%
Annual interest		15.27%
Maturity		Jun-2031
Loans, borrowings and debentures		R$ 694,898
Objective		Investment
Secured | European investment bank | U.S. Dollar + Libor 6-month + 0.54% | May-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ + Libor 6-month + 0.54%
Annual interest		0.80%
Maturity		May-2021
Loans, borrowings and debentures			30,817
Objective		Investment
Secured | European investment bank | U.S. Dollar + Libor 6-month + 0.61% | September-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ + Libor 6-month + 0.61%
Annual interest		0.80%
Maturity		Sep-2021
Loans, borrowings and debentures			57,813
Objective		Investment
Unsecured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures		R$ 37,747,681	37,102,367
Unsecured | Resolution 4,131 | U.S. Dollar | Fixed | November-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ | Fixed
Annual interest		1.60%
Maturity		Nov-2022
Loans, borrowings and debentures			483,625
Objective		Working capital
Unsecured | Resolution 4,131 | CDI | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI
Annual interest		4.60%
Maturity		Apr-2021
Loans, borrowings and debentures			206,908
Objective		Working capital
Unsecured | Resolution 4,131 | U.S. Dollar + 3.67% | May-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ + 3.67%
Annual interest		3.67%
Maturity		May-2023
Loans, borrowings and debentures		R$ 438,823	415,232
Objective		Investment
Unsecured | Resolution 4,131 | U.S. Dollar + 1.59% | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ + 1.59%
Annual interest		1.59%
Maturity		Apr-2021
Loans, borrowings and debentures			388,912
Objective		Investment
Unsecured | Resolution 4,131 | U.S. Dollar + 1.36% | February-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ + 1.36%
Annual interest		1.36%
Maturity		Feb-2024
Loans, borrowings and debentures		R$ 414,378
Objective		Investment
Unsecured | Debentures | IPCA + 4.68% | February-2026
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.68%
Annual interest		15.17%
Maturity		Feb-2026
Loans, borrowings and debentures		R$ 543,752	595,847
Objective		Investment
Unsecured | Debentures | IPCA + 4.50% | February-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.50%
Annual interest		14.97%
Maturity		Feb-2029
Loans, borrowings and debentures		R$ 1,483,873	739,202
Objective		Investment
Unsecured | Debentures | IPCA + 3.60% | September-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 3.60%
Annual interest		11.53%
Maturity		Sep-2020
Loans, borrowings and debentures		R$ 361,862
Objective		Investment
Unsecured | Debentures | CDI + 2.65% | August-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 2.65%
Annual interest		12.04%
Maturity		Aug-2025
Loans, borrowings and debentures		R$ 1,858,837	1,740,551
Objective		Investment
Unsecured | Debentures | IPCA + 6.80% | April-2030
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 6.80%
Annual interest		17.50%
Maturity		Apr-2030
Loans, borrowings and debentures		R$ 891,972	803,745
Objective		Investment
Unsecured | Debentures | IPCA + 3.90% | October-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 3.90%
Annual interest		14.31%
Maturity		Oct-2029
Loans, borrowings and debentures		R$ 1,018,844	1,025,777
Objective		Investment
Unsecured | Debentures | IPCA + 5.73% | October 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 5.73%
Annual interest		16.33%
Maturity		Oct-2033
Loans, borrowings and debentures		R$ 505,584
Objective		Investment
Unsecured | Debentures | IPCA + 4.00% | October-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.00%
Annual interest		8.53%
Maturity		Oct-2029
Loans, borrowings and debentures			255,501
Objective		Investment
Unsecured | Debentures | IPCA + 4.00% | December-2035
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.00%
Annual interest		14.42%
Maturity		Dec-2035
Loans, borrowings and debentures		R$ 952,671
Objective		Investment
Unsecured | Debentures | IPCA + 4.54% | June-2036
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.54%
Annual interest		15.02%
Maturity		Jun-2036
Loans, borrowings and debentures		R$ 126,668
Objective		Investment
Unsecured | Debentures | IPCA + 7.48% | December-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 7.48%
Annual interest		18.25%
Maturity		Dec-2022
Loans, borrowings and debentures		R$ 165,478	299,524
Objective		Investment
Unsecured | Debentures | IPCA + 7.36% | December-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 7.36%
Annual interest		18.12%
Maturity		Dec-2025
Loans, borrowings and debentures		R$ 108,451	97,956
Objective		Investment
Unsecured | Debentures | IPCA + 5.87% | December-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 5.87%
Annual interest		16.48%
Maturity		Dec-2023
Loans, borrowings and debentures		R$ 873,474	890,658
Objective		Investment
Unsecured | Debentures | IPCA + 4.33% | October-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 4.33%
Annual interest		14.79%
Maturity		Oct-2024
Loans, borrowings and debentures		R$ 501,278	452,457
Objective		Investment
Unsecured | Debentures | IGPM + 6.10% | May-2028
Disclosure of detailed information about borrowings [line items]
Interest, Index		IGPM + 6.10%
Annual interest		12.11%
Maturity		May-2028
Loans, borrowings and debentures		R$ 352,235	298,706
Objective		Investment
Unsecured | Debentures | CDI + 0.50% | October-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 0.50%
Annual interest		9.70%
Maturity		Oct-2022
Loans, borrowings and debentures		R$ 2,033,161	2,007,848
Objective		Investment
Unsecured | Debentures | CDI + 1.95% | August-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 1.95%
Annual interest		11.28%
Maturity		Aug-2024
Loans, borrowings and debentures		R$ 717,651
Objective		Investment
Unsecured | Debentures | IPCA + 5.12% | August-2031
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 5,12%
Annual interest		15.66%
Maturity		Aug-2031
Loans, borrowings and debentures		R$ 484,974
Objective		Investment
Unsecured | Debentures | IPCA + 5.22% | August-2036
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 5,22%
Annual interest		15.77%
Maturity		Aug-2036
Loans, borrowings and debentures		R$ 477,578
Objective		Investment
Unsecured | Debentures | IPCA + 5.75% | August-2031
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 5.75%
Annual interest		16.35%
Maturity		Aug-2031
Loans, borrowings and debentures		R$ 374,761
Objective		Working capital
Unsecured | Debentures | CDI + 1.65% | August-2028
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 1.65%
Annual interest		7.90%
Maturity		Aug-2028
Loans, borrowings and debentures		R$ 774,215
Objective		Working capital
Unsecured | Debentures | CDI + 2.00% | August-2031
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 2.00%
Annual interest		11.33%
Maturity		Aug-2031
Loans, borrowings and debentures		R$ 930,301
Objective		Working capital
Unsecured | Foreign loans | GBP + Libor 6-month + 1.50% | July-2021
Disclosure of detailed information about borrowings [line items]
Annual interest		1.68%
Maturity		Jul-2021
Loans, borrowings and debentures			143,039
Objective		Working capital
Unsecured | Foreign loans | GBP + Libor 6-month + 1.50% | December-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		GBP + Libor 6-month + 1.50%
Annual interest		1.92%
Maturity		Dec-2022
Loans, borrowings and debentures		R$ 263,501	248,666
Objective		Acquisition
Unsecured | Foreign loans | GBP | Fixed | December-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		GBP | Fixed
Annual interest		1.90%
Maturity		Dec-2023
Loans, borrowings and debentures		R$ 150,649
Objective		Investment
Unsecured | Foreign loans | GBP | Fixed | November-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		GBP | Fixed
Annual interest		1.40%
Maturity		Nov-2022
Loans, borrowings and debentures		R$ 37,674	35,556
Objective		Working capital
Unsecured | Foreign loans | GBP + Libor 6-month + 1.10% | December-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		GBP + Libor 6-month + 1.10%
Annual interest		1.17%
Maturity		Dec-2021
Loans, borrowings and debentures			142,091
Objective		Acquisition
Unsecured | Foreign loans | EUR | Fixed | September-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		EUR | Fixed
Annual interest		4.42%
Maturity		Sep-2022
Loans, borrowings and debentures		R$ 857	2,095
Objective		Investment
Unsecured | Export Credit Note | CDI + 1.03% | February-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 1.03%
Annual interest		3.12%
Maturity		Feb-2023
Loans, borrowings and debentures			82,185
Objective		Investment
Unsecured | Export Credit Note | CDI + 0.80% | December-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 0.80%
Annual interest		2.72%
Maturity		Dec-2023
Loans, borrowings and debentures			505,061
Objective		Investment
Unsecured | Export Credit Note | CDI + 3.05% | March-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 3.05%
Annual interest		5.01%
Maturity		Mar-2021
Loans, borrowings and debentures			208,464
Objective		Investment
Unsecured | Export Credit Note | CDI + 3.15% | March-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 3.15%
Annual interest		5.11%
Maturity		Mar-2021
Loans, borrowings and debentures			468,516
Objective		Investment
Unsecured | Banking credit certificates | IPCA + 0.81% | January-2048
Disclosure of detailed information about borrowings [line items]
Interest, Index		IPCA + 0.81%
Annual interest		5.31%
Maturity		Jan-2048
Loans, borrowings and debentures			239,068
Objective		Working capital
Unsecured | Perpetual notes | U.S. Dollar | November-2040
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$
Annual interest		8.25%
Maturity		Nov-2040
Loans, borrowings and debentures		R$ 2,825,420	2,631,100
Objective		Acquisition
Unsecured | Senior notes due 2023 | U.S. Dollar | Fixed | March-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ | Fixed
Annual interest		5.00%
Maturity		Mar-2023
Loans, borrowings and debentures		R$ 685,550	569,466
Objective		Acquisition
Unsecured | Senior notes due 2024 | U.S. Dollar | Fixed | February-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ | Fixed
Annual interest		7.38%
Maturity		Feb-2024
Loans, borrowings and debentures			4,514,289
Objective		Acquisition
Unsecured | Senior notes due 2024 | U.S. Dollar | Fixed | September-2024
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ | Fixed
Annual interest		5.95%
Maturity		Sep-2024
Loans, borrowings and debentures			1,232,844
Objective		Acquisition
Unsecured | Senior notes due 2025 | U.S. Dollar | Fixed | January-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	[1]	U.S.$ | Fixed
Annual interest	[1]	5.88%
Maturity	[1]	Jan-2025
Loans, borrowings and debentures	[1]	R$ 2,981,335	3,067,359
Objective	[1]	Acquisition
Unsecured | Senior notes due 2027 | U.S. Dollar | Fixed | January-2027
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ | Fixed
Annual interest		7.00%
Maturity		Jan-2027
Loans, borrowings and debentures		R$ 4,305,928	4,379,812
Objective		Acquisition
Unsecured | Senior notes due 2028 | U.S. Dollar | Fixed | January-2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	[2]	U.S.$ | Fixed
Annual interest	[2]	5.25%
Maturity	[2]	Jan-2028
Loans, borrowings and debentures	[2]	R$ 2,700,621	2,640,840
Objective	[2]	Acquisition
Unsecured | Senior notes due 2029 | U.S. Dollar | Fixed | September-2029
Disclosure of detailed information about borrowings [line items]
Interest, Index		U.S.$ | Fixed
Annual interest		5.50%
Maturity		Sep-2029
Loans, borrowings and debentures		R$ 4,226,142	3,932,483
Objective		Acquisition
Unsecured | Senior Notes Due 2032 [Member] | U.S. Dollar | Fixed | January-2032
Disclosure of detailed information about borrowings [line items]
Interest, Index	[3]	U.S.$ | Fixed
Annual interest	[3]	4.20%
Maturity	[3]	Jan-2032
Loans, borrowings and debentures	[3]	R$ 2,800,716
Objective	[3]	Acquisition
Unsecured | Prepayment | July-2023
Disclosure of detailed information about borrowings [line items]
Interest, Index		1.27% Base 360
Annual interest		1.27%
Maturity		Jul-2023
Loans, borrowings and debentures		R$ 166,355
Objective		Working capital
Unsecured | Prepayment | Libor 3-month + 3.50% | March-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		Libor 3-month + 3.50%
Annual interest		5.57%
Maturity		Mar-2021
Loans, borrowings and debentures			27,129
Objective		Working capital
Unsecured | Prepayment | Libor 3-month + 1.00% | November-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		Libor 3-month + 1.00%
Annual interest		1.59%
Maturity		Nov-2021
Loans, borrowings and debentures		R$ 111,955	104,318
Objective		Working capital
Unsecured | Bank overdrafts | 125.5% of CDI | January-2020
Disclosure of detailed information about borrowings [line items]
Interest, Index		125.5% of CDI
Annual interest		5.53%
Maturity		Jan-2020
Loans, borrowings and debentures			4,318
Objective		Working capital
Unsecured | Working capital | CDI + 2.75% | June-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 2.75%
Annual interest		10.90%
Maturity		Jun-2022
Loans, borrowings and debentures		R$ 100,157	100,045
Objective		Working capital
Unsecured | Promissory Notes | CDI + 3.00% | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 3.00%
Annual interest		12.33%
Maturity		Apr-2021
Loans, borrowings and debentures			601,058
Objective		Investment
Unsecured | Promissory Notes | CDI + 3.40% | April-2021
Disclosure of detailed information about borrowings [line items]
Interest, Index		CDI + 3.40%
Annual interest		12.73%
Maturity		Apr-2021
Loans, borrowings and debentures			R$ 520,116
Objective		Investment

[1]	On January 18, 2022, Rumo redeemed its 5.875% senior notes due in 2025, in the amount of U.S.$500,000, equivalent to R$2,780,500 pursuant to the terms of the indenture governing the notes.
[2]	On July 10, 2020, Rumo completed an offering of 5.250% senior notes due 2028 in an aggregate principal amount of U.S.$500,000. The proceeds of this offering were used to finance certain green projects including the replacement or locomotives and rolling stock, infrastructure to double lines, new yards and extension of yards, and railway modernization.
[3]	On September 22, 2021, Rumo completed an offering of 4.200% sustainability-linked notes due 2032 in an aggregate principal amount of U.S.$500,000. The proceeds of this offering were used for general corporate purposes, including repayment of Rumo’s indebtedness.